Subsequent Events (Details Narrative) (Superior Living SDN. BHD.) - USD ($)				12 Months Ended
	Jul. 01, 2020	May 08, 2020	Mar. 31, 2020	Jun. 30, 2018	Jun. 30, 2020	Mar. 02, 2020	Dec. 31, 2019	Apr. 16, 2018	Mar. 09, 2018
Ownership interest percentage						17.86%
Value of additional shares issued				$ 2,925,500
Closing price								$ 0.0001	$ 1.00
Share Exchange Agreement [Member] | Mr. How Kok Choong [Member] | Subsequent Event [Member]
Value of additional shares issued		$ 1,057,508
Issuance of common stock shares		162,694
Closing price		$ 6.50
Superior Living SDN. BHD. [Member]
Ownership interest percentage			100.00%
Superior Living SDN. BHD. [Member] | Agape ATP Corporation [Member] | Subsequent Event [Member]
Net assets carrying value increased					$ 90,043
Superior Living SDN. BHD. [Member] | Share Exchange Agreement [Member] | Mr. How Kok Choong [Member]
Purchase consideration value			$ 1,714,003
Payment of common stock			656,495
Value of additional shares issued			$ 1,057,508
Subsidiary ownership percentage			99.99%
Superior Living SDN. BHD. [Member] | Share Exchange Agreement [Member] | Agape ATP Corporation [Member] | Mr. How Kok Choong [Member]
Ownership interest percentage							100.00%
Superior Living SDN. BHD. [Member] | Share Exchange Agreement [Member] | Agape ATP Corporation [Member] | Mr. How Kok Choong [Member] | Subsequent Event [Member]
Ownership interest percentage		99.99%
Payments to acquire ordinary shares		$ 9,590,596
Ordinary shares no par value
Value of additional shares issued	$ 90,043
Issuance of common stock shares	13,853
Closing price	$ 6.50